RESTRICTED INVESTMENTS AND BOND COLLATERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Restricted Investments and Bond Collateral [Abstract]
RESTRICTED INVESTMENTS AND BOND COLLATERAL
RESTRICTED INVESTMENTS AND BOND COLLATERAL
The Company’s restricted investments and bond collateral consist of the following:

	March 31, 2014	December 31, 2013
	(In thousands)
Coal Segment:
WML debt reserve account	$13,068	$13,067
Reclamation bond collateral:
Kemmerer Mine	24,944	24,966
Absaloka Mine	11,670	11,653
Rosebud Mine	3,145	3,145
Beulah Mine	1,270	1,270
Power Segment:
Letter of credit account	—	5,998
Corporate Segment:
Proceeds from the New Notes held in escrow	454,219	—
Other requirements for Sherritt Acquisition held in escrow	16,900	—
Postretirement medical benefit bonds	8,481	8,467
Workers’ compensation bonds	6,686	6,667
Total restricted investments and bond collateral	540,383	75,233
Less current portion	(16,900)	(5,998)
Total restricted investments and bond collateral, less current portion	$523,483	$69,235

For all of its restricted investments and bond collateral accounts, the Company can select from limited fixed-income investment options for the funds and receive the investment returns on these investments. Funds in the restricted investments and bond collateral accounts are not available to meet the Company’s general cash needs. Net proceeds from the New Notes (see Note 4) are held in escrow pending the completion of the Sherritt Acquisition and are held entirely in cash. Other requirements for the Sherritt Acquisition include cash required to be deposited in a restricted account for interest accrued as of March 31, 2014 for the New Notes and other fees expected to be paid in connection with the Sherritt Acquisition.

These accounts include held-to-maturity securities. Held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts calculated on the effective interest method. Interest income is recognized when earned.

The Company’s carrying value and estimated fair value of its restricted investments and bond collateral at March 31, 2014 are as follows:

	Carrying Value	Fair Value
	(In thousands)
Cash and cash equivalents	$503,391	$503,391
Time deposits	2,444	2,444
Held-to-maturity securities	34,548	34,707
	$540,383	$540,542

Held-to-Maturity Restricted Investments and Bond Collateral

The amortized cost, gross unrealized holding gains and fair value of held-to-maturity securities at March 31, 2014 is as follows (in thousands):

Amortized cost	$34,548
Gross unrealized holding gains	440
Gross unrealized holding losses	(281)
Fair value	$34,707

Maturities of held-to-maturity securities are as follows at March 31, 2014:

	Amortized Cost	Fair Value
	(In thousands)
Due within one year	$1,193	$1,217
Due in five years or less	19,539	19,752
Due after five years to ten years	6,718	6,717
Due in more than ten years	7,098	7,021
	$34,548	$34,707

The Company does not intend to sell its held-to-maturity securities and it is not more likely than not that the Company will be required to sell the securities before recovery of amortized cost bases, which may be at maturity.

As of February 2014, the Company is no longer required to fund a letter of credit account for its power operations.

RESTRICTED INVESTMENTS AND BOND COLLATERAL
The Company’s restricted investments and bond collateral consist of the following:

	December 31,
	2013	2012
	(In thousands)
Coal Segment:
WML debt reserve account	$13,067	$13,062
Reclamation bond collateral:
Kemmerer Mine	24,966	24,702
Absaloka Mine	11,653	14,507
Rosebud Mine	3,145	12,495
Beulah Mine	1,270	1,270
Power Segment:
Letter of credit account	5,998	5,990
Corporate Segment:
Postretirement medical benefit bonds	8,467	8,593
Workers’ compensation bonds	6,667	6,590
Total restricted investments and bond collateral	75,233	87,209
Less current portion	(5,998)	—
Total restricted investments and bond collateral, less current portion	$69,235	$87,209

The Company’s carrying value and estimated fair value of its restricted investments and bond collateral at December 31, 2013 are as follows:

	Carrying Value	Fair Value
	(In thousands)
Cash and cash equivalents	$40,605	$40,605
Time deposits	2,444	2,444
Held-to-maturity securities	32,184	32,046
	$75,233	$75,095

In 2013, 2012, and 2011, the Company recorded a gain of less than $0.1 million, $0.1 million, and $0.1 million, respectively, on the sale of available-for-sale securities held as restricted investments and bond collateral.
In 2013, $3.0 million and $9.4 million of reclamation bond collateral has been released from restriction regarding the Absaloka and Rosebud Mines, respectively.
The $6.0 million letter of credit account in the power segment has been released from restriction in February, 2014 and as a result is included as current portion.
Coal Segment
Pursuant to the terms of the Note Purchase Agreement dated June 26, 2008, WML must maintain a debt service reserve account. The debt service reserve account is required to contain funds sufficient to pay the principal, interest, and collateral agent’s fees scheduled to be paid in the following six months. The debt service reserve account was fully funded at December 31, 2013.
As of December 31, 2013, the Company had reclamation bond collateral in place for its Kemmerer, Absaloka, Rosebud and Beulah Mines. Bond collateral is not required at the Jewett Mine as reclamation bonding is the responsibility of its customer. These government-required bonds assure that coal-mining operations comply with applicable federal and state regulations relating to the performance and completion of final reclamation activities. The amounts deposited in the bond collateral account secure the bonds issued by the bonding company.
Power Segment
As of February, 2014, the Company will no longer be required to fund a letter of credit account for its power operations.
Corporate Segment
The Company is required to obtain surety bonds in connection with its self-insured workers’ compensation plan and certain health care plans. The Company’s surety bond underwriters require collateral to issue these bonds.
Held-to-Maturity and Available-for-Sale Restricted Investments and Bond Collateral
The amortized cost, gross unrealized holding gains and losses and fair value of held-to-maturity securities are as follows:

	December 31,
	2013	2012
	(In thousands)
Amortized cost	$32,184	$3,983
Gross unrealized holding gains	309	356
Gross unrealized holding losses	(447)	—
Fair value	$32,046	$4,339

Maturities of held-to-maturity securities are as follows at December 31, 2013:

	Amortized Cost	Fair Value
	(In thousands)
Due within one year	$1,111	$1,143
Due in five years or less	17,839	17,944
Due after five years to ten years	6,769	6,665
Due in more than ten years	6,465	6,294
	$32,184	$32,046

The cost basis, gross unrealized holding gains and fair value of available-for-sale securities are as follows:

	December 31,
	2013	2012
	(In thousands)
Cost basis	$—	$175
Gross unrealized holding gains	—	16
Fair value	$—	$191